Fair Value of Financial Instruments - Schedule of Reconciliation of Level 3 Fair Value Measurements of Financial Assets (Details) - Level 3 - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Derivative Financial Assets, Beginning Balance	₸ 3,261	₸ 2,322
Total gains or losses:
- in other comprehensive income	6,086	939
Derivative Financial Assets, Ending Balance	9,347	3,261
Unquoted Debt Securities FVTOCI
Disclosure of fair value measurement of assets [line items]
Derivative Financial Assets, Beginning Balance	3,261	2,322
Total gains or losses:
- in other comprehensive income	6,086	939
Derivative Financial Assets, Ending Balance	₸ 9,347	₸ 3,261